Related Party Arrangements - Narrative - Loan Coordination Fee (Detail) - Advisor [Member] - Advisor [Member] - Loan Coordination Fee [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Loan coordination fee, acquisitions	1.00%	1.00%
Loan coordination fee, other than acquisitions	0.75%	0.75%
Loan coordination advisory fee, other loan fees agreed upon	$ 100,000